Financial Instruments by Category (Tables)	12 Months Ended
Jun. 30, 2020
Financial instruments by category [abstract]
Schedule of financial assets and financial liabilities
	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss		Subtotal financial assets	Non- financial assets	Total
June 30, 2020		Level 1	Level 2
Assets as per Statement of Financial Position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)	8,049,234	-	-	8,049,234	1,542,514	9,591,748
Investments in financial assets:
- Public companies' securities	-	210,757	-	210,757	-	210,757
- Mutual funds	-	61,697	809,688	871,385	-	871,385
- Bonds	-	5,186,235	-	5,186,235	-	5,186,235
Derivative financial instruments
- Foreing-currency future contracts	-	-	6,436	6,436	-	6,436
Cash and cash equivalents:
- Cash at banks and on hand	2,782,946	-	-	2,782,946	-	2,782,946
- Short- term investments	63,999	1,779,664	-	1,843,663	-	1,843,663
Total	10,896,179	7,238,353	816,124	18,950,656	1,542,514	20,493,170

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non- financial liabilities	Total
		Level 2
Liabilities as per Statement of Financial Position
Trade and other payables (Note 18)	1,202,599	-	1,202,599	3,596,984	4,799,583
Derivative financial instruments
- Futures contracts	-	21,320	21,320	-	21,320
- Swaps of interest rate (ii)	-	94,970	94,970	-	94,970
Borrowings (Note 19)	39,079,556	-	39,079,556	-	39,079,556
Total	40,282,155	116,290	40,398,445	3,596,984	43,995,429

Financial assets and financial liabilities as of June 30, 2019 were as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non- financial assets	Total
June 30, 2019		Level 1	Level 2	Level 3
Assets as per Statement of Financial Position
Trade and other receivables (excluding allowance for doubtful accounts) (Note 15)	3,634,828	-	-	-	3,634,828	7,184,117	10,818,945
Investments in financial assets:
- Public companies' securities	-	559,079	-	-	559,079	-	559,079
- Mutual funds	-	2,076,080	623,258	-	2,699,338	-	2,699,338
- Bonds	-	5,098,116	-	965,942	6,064,058	-	6,064,058
Derivative financial instruments
- Foreing-currency future contracts	-	-	8,022	-	8,022	-	8,022
Cash and cash equivalents:
- Cash at banks and on hand	4,339,395	-	-	-	4,339,395	-	4,339,395
- Short- term investments	-	1,661,919	-	-	1,661,919	-	1,661,919
Total	7,974,223	9,395,194	631,280	965,942	18,966,639	7,184,117	26,150,756

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non- financial liabilities	Total
		Level 2
Liabilities as per Statement of Financial Position
Trade and other payables (Note 18)	1,373,077	-	1,373,077	3,449,628	4,822,705
Derivative financial instruments
- Futures contracts	-	573	573	-	573
- Swaps of interest rate (ii)	-	38,525	38,525	-	38,525
Borrowings (excluding finance leases liabilities) (Note 19)	33,609,501	-	33,609,501	-	33,609,501
Total	34,982,578	39,098	35,021,676	3,449,628	38,471,304

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value.
(ii)	The maturity date is February 16, 2023 and it is associated with the loan obtained through its subsidiary, Panameriacan Mall S.A, with the purpose of paying for the work that is being carried out at the Polo Dot (Note 19).

Schedule of book value of financial instruments recognized

	06.30.20			06.30.19
	Gross amounts recognized	Gross amounts offset		Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	8,486,586	(437,352)	8,049,234	3,817,935	(183,107)	3,634,828
Financial liabilities
Trade and other payables	(1,639,951)	437,352	(1,202,599)	(1,556,182)	183,105	(1,373,077)

Schedule of derivative financial instrument
	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2020
Interest income	769,116	-	769,116
Interest expense	(3,271,208)	-	(3,271,208)
Foreign exchange, net	(4,669,704)	-	(4,669,704)
Other finance costs	(222,039)	-	(222,039)
Gain from repurchase of non-convertible notes	92,782	-	92,782
Fair value gains of financial assets through profit or loss	-	124,101	124,101
Interest generated by operating credits	60,792	-	60,792
Loss from derivative financial instruments	-	(176,862)	(176,862)
Net loss	(7,240,261)	(52,761)	(7,293,022)

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2019
Interest income	117,826	-	117,826
Dividend income	-	-	-
Interest expense	(2,928,593)	-	(2,928,593)
Foreign exchange, net	84,278	-	84,278
Other finance costs	(263,328)	-	(263,328)
Gain from repurchase of non-convertible notes	6,517	-	6,517
Fair value gains of financial assets through profit or loss	-	1,034,711	1,034,711
Interest generated by operating credits	78,176	-	78,176
Gain from derivative financial instruments	-	556,592	556,592
Net (loss) / income	(2,905,124)	1,591,303	(1,313,821)

	Financial assets / (liabilities) at amortized cost	Financial assets / (liabilities) at fair value through profit or loss	Total
June 30, 2018
Interest income	408,998	-	408,998
Dividend income	82,837	-	82,837
Interest expense	(2,140,484)	-	(2,140,484)
Foreign exchange, net	(8,319,791)	-	(8,319,791)
Other finance costs	(277,736)	-	(277,736)
Fair value gains of financial assets through profit or loss	-	1,731,404	1,731,404
Interest generated by operating credits	10,846	-	10,846
Gain from derivative financial instruments	-	550,573	550,573
Net (loss) / income	(10,235,330)	2,281,977	(7,953,353)

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments

Description	Pricing model	Parameters	Fair value hierarchy	Range
Foreign-currency contracts	Present value method - Theoretical price	Underlying asset price (Money market curve); Interest curve	Level 2	-
Foreign-currency contracts	Present value method - Theoretical price	Foreign exchange curve

Swaps of interest rate	Discounted cash flow	Interest rate futures	Level 2	-

Investments in financial assets	NAV - Theoretical price	Value is determinated based on the company´s shares in equity funds based on its Financial Statements, which are based on fair value, or evaluations of its investment.	Level 2	-

TGLT Convertible Notes		Underlying asset price (Market price) - share price volatility and market Interest rate	Level 3	Underlying asset price 10 to 13, share price volatility 55% to 75%, market interest-rate 8% to 9%
TGLT Convertible Notes	Black& Scholes - Thoretical price